Goodwill and intangible assets - Key assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Europe and ANZ
Goodwill and intangible assets
Longer-term sustainable growth rates	0.90%	1.30%
Average near-term nominal growth rates	2.50%	2.50%
Discount rate	10.10%	9.60%
Americas
Goodwill and intangible assets
Longer-term sustainable growth rates	1.60%	2.00%
Average near-term nominal growth rates	1.00%	3.00%
Discount rate	10.10%	9.80%